Equity Securities	12 Months Ended
Dec. 31, 2020
Debt Securities, Available-for-sale [Abstract]
EQUITY SECURITIES
9.	EQUITY SECURITIES

On November 3, 2017 (the “Effective Date”), the Company completed a purchase of an aggregate of 1,304,348 shares of common stock, par value $0.001 per share (the “Shares”) of Guardion Health Sciences, Inc. (“GHSI” or the “Seller”), at a purchase price of $1.15 per Share (or a purchase price of $1.5 million in the aggregate) in a private placement (the “Private Placement”). The Private Placement occurred pursuant to a Stock Purchase Agreement dated November 3, 2017 (the “Purchase Agreement”) by and among GHSI as Seller and (i) LLIT and (ii) Digital Grid (Hong Kong) Technology Co., Limited (“DGHKT”; and together with LLIT, “Purchasers”), as purchasers of, in aggregate, 4,347,827 Shares for aggregate purchase price of $5.0 million. The investments account for less five percent of GHSI’s total shares.

Prior to January 1, 2018, the Company accounted for the equity securities at cost and only adjusted for other-than-temporary declines in fair value and distributions of earnings. As of December 31, 2018, under ASU 2016-01 the Company elected to measure this equity investment using the measurement alternative, which requires that the investment is measured at cost, less any impairment, plus or minus any changes resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer. For the year ended December 31, 2018 the investment was not impaired and there were no observable price changes.

On January 30, 2019, GHSI effectuated a one-for-two (1:2) reverse stock split of its common stock without any change to its par value. On April 9, 2019, GHSI closed its initial public offering of 1,250,000 shares of its common stock at a public offering price of $4.00 per share for total gross proceeds of $5.0 million, before deducting underwriting discounts and commissions and other offering costs and expenses payable by it. GHSI’s shares began trading on the Nasdaq Capital Market on April 5, 2019 under the symbol “GHSI”.

The Company accounted for the equity securities as marketable securities as of December 31, 2020. The share price of GHSI at December 31, 2020 is $0.42 per share, based on which the Company re-valued its equity securities in GHSI and recognized the fair value change gain of $130,435 through unrealized income on marketable securities. The share price of GHSI at December 31, 2019 is $0.22 per share, based on which the Company re-valued its equity securities in GHSI and recognized the fair value change of $1,356,565 through unrealized loss on marketable securities.